Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Balance Sheets Parenthetical
Mandatorily redeemable Series AA convertible preferred stock, issued	0	0	2,342,750
Mandatorily redeemable Series AA convertible preferred stock, outstanding	0	0	2,342,750
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	2,342,750
Preferred stock, shares outstanding	0	0	2,342,750
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	71,715,638	58,033,560	48,834,916
Common stock, shares outstanding	71,715,638	58,033,560	48,834,916